Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

October 31, 2019

Dates Covered
Collections Period	10/01/19 - 10/31/19
Interest Accrual Period	10/15/19 - 11/14/19
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/19	146,815,330.07	15,050
Yield Supplement Overcollateralization Amount 09/30/19	2,849,843.75	0
Receivables Balance 09/30/19	149,665,173.82	15,050
Principal Payments	8,639,313.34	348
Defaulted Receivables	381,650.12	30
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/19	2,585,844.57	0
Pool Balance at 10/31/19	138,058,365.79	14,672

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.31%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	3,692,616.71	273
Past Due 61-90 days	1,096,467.69	77
Past Due 91-120 days	161,910.24	11
Past Due 121+ days	0.00	0
Total	4,950,994.64	361

Total 31+ Delinquent as % Ending Pool Balance	3.59%
Total 61+ Delinquent as % Ending Pool Balance	0.91%
Delinquency Trigger Occurred	NO

Recoveries	241,595.10
Aggregate Net Losses/(Gains) - October 2019	140,055.02
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.12%
Prior Net Losses Ratio	0.47%
Second Prior Net Losses Ratio	1.00%
Third Prior Net Losses Ratio	0.32%
Four Month Average	0.73%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.35%

Overcollateralization Target Amount	8,785,976.54
Actual Overcollateralization	8,785,976.54
Weighted Average APR	3.88%
Weighted Average APR, Yield Adjusted	5.72%
Weighted Average Remaining Term	25.94

Flow of Funds	$ Amount

Collections	9,356,985.91
Investment Earnings on Cash Accounts	33,824.82
Servicing Fee	(124,720.98)
Transfer to Collection Account	0.00
Available Funds	9,266,089.75

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	188,219.05
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,756,964.28
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	320,906.42

Total Distributions of Available Funds	9,266,089.75

Servicing Fee	124,720.98
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 10/15/19	138,029,353.53
Principal Paid	8,756,964.28
Note Balance @ 11/15/19	129,272,389.25

Class A-1
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-2
Note Balance @ 10/15/19	0.00
Principal Paid	0.00
Note Balance @ 11/15/19	0.00
Note Factor @ 11/15/19	0.0000000%

Class A-3
Note Balance @ 10/15/19	45,199,353.53
Principal Paid	8,756,964.28
Note Balance @ 11/15/19	36,442,389.25
Note Factor @ 11/15/19	13.9093089%

Class A-4
Note Balance @ 10/15/19	74,800,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	74,800,000.00
Note Factor @ 11/15/19	100.0000000%

Class B
Note Balance @ 10/15/19	18,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/19	18,030,000.00
Note Factor @ 11/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	188,219.05
Total Principal Paid	8,756,964.28
Total Paid	8,945,183.33

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	66,669.05
Principal Paid	8,756,964.28
Total Paid to A-3 Holders	8,823,633.33

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2191575
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1963884
Total Distribution Amount	10.4155459

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2544620
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.4235278
Total A-3 Distribution Amount	33.6779898

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/19	22,196,494.13
Investment Earnings	33,362.94
Investment Earnings Paid	(33,362.94)
Deposit/(Withdrawal)	-
Balance as of 11/15/19	22,196,494.13
Change	-

Total Reserve Amount	22,196,494.13